Notes to the interim condensed consolidated statement of (income) loss - Financial income and expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial income and expenses
Income from cash equivalents	€ 1,246	€ 430
Foreign exchange gains	1,181	157
Gain on fair value variation		8,506
Total financial income	2,427	9,093
Interest cost	(9,716)	(5,218)
Foreign exchange losses	(3,266)	(323)
Losses on fair value variation	(102,640)
Other financial expenses	(30)	(46)
Total financial expenses	(115,651)	(5,586)
Financial income (loss)	(113,224)	€ 3,507
Interest income on deposits	1,200
Losses on fair value variation T2 Sulphur	(102,640)
T2 New Shares and T2 BSAs
Financial income and expenses
Losses on fair value variation	(84,700)
Losses on fair value variation T2 Sulphur	(84,700)
Finance contract with EIB
Financial income and expenses
Interest cost	(5,300)
Finance contract with EIB, first tranche (Tranche A)
Financial income and expenses
Interest cost	(2,500)
Losses on fair value variation	(8,900)
Losses on fair value variation T2 Sulphur	(8,900)
Finance contract with EIB, second tranche (Tranche B)
Financial income and expenses
Interest cost	(2,800)
Losses on fair value variation	(9,000)
Losses on fair value variation T2 Sulphur	(9,000)
Royalty Certificate
Financial income and expenses
Interest cost	(4,200)
2024 Royalty Certificates
Financial income and expenses
Interest cost	(3,000)
2023 Royalty Certificates
Financial income and expenses
Interest cost	(1,200)
PGE loans, the PPR loans; and interests on bank overdrafts
Financial income and expenses
Interest cost	(100)
Lease liabilities
Financial income and expenses
Interest cost	€ (100)